BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 13:-	BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2024	2023	2023
Numerator:
Profit attributable to Eltek Ltd. shareholders	4,224	6,353	3,194

Denominator:
Denominator for basic profit per share weighted-average number of shares outstanding	6,626,391	5,902,447	5,847,911
Effect of diluting securities:
Employee share options	75,018	54,041	-

Denominator for diluted profit per share - adjusted weighted average shares and assumed exercises	6,701,409	5,956,488	5,847,911